========
Templeton
Developing
Markets
Trust
========

Annual Report
December 31, 1995

[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

Dr. Mobius has been living overseas since earning his Ph.D. in economics and political science at Massachusetts Institute of Technology in 1964. During his extensive travels, he has acquired a thorough knowledge of the business practices and customs that are unique to developing nations. Together with his team of Templeton analysts, Dr. Mobius currently oversees more than $7 billion in emerging markets investments for the Templeton Group of Funds.

[PHOTO OF J. MARK MOBIUS APPEARS HERE]
--------------------------------------------------------------------------------
J. Mark Mobius, Ph.D.
President
Templeton Developing Markets Trust

==========
Management
Discussion
==========

Your Fund's Objective:
The Templeton Developing Markets Trust seeks long-term capital appreciation by investing in securities of issuers of countries having developing markets.

February 15, 1996

This report covers the twelve months ended December 31, 1995, a disappointing period for the Templeton Developing Markets Trust. During this time, many investors turned away from emerging markets because of the Mexican peso crisis, the excellent total returns available in the U.S. stock market, and a reluctance to accept the volatility inherent in developing markets. They received a strong reminder that, although emerging markets can experience rapid appreciation as they did in 1993, they can also fall rapidly within a specific period of time. It is important to remember, however, that while short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong market has increased 584% in the last 15 years, but has suffered six declines of more than 20% during that time./1/

Mexico's currency devaluation in December 1994, and the subsequent collapse of its stock market, sparked fears of similar devaluations and declines in other emerging market countries. The peso's failure to rebound significantly during 1995 also made many investors wary of investing in other emerging markets. Within this environment, the Trust's Class I shares posted a total return of 0.36% for the twelve months ended December 31, 1995, as shown in the Performance Summary on page 4. The unmanaged International Finance Corporation's (IFC) Investable Composite Index, composed entirely of emerging market stocks, reported a total return of -8.34%, and the unmanaged Morgan Stanley Capital International World Index (MSCI), which was heavily weighted (33.4%) in the booming U.S. market, reported a total return of 21.32% for the period.

Taking advantage of the price declines in emerging markets, we became more fully invested during the reporting period.

--------------------------------------------------------------------------------
1. Source: Bloomberg. Based on quarterly percentage change over 15 years ended December 31, 1995.

TEMPLETON DEVELOPING MARKETS TRUST
Geographic Distribution on 12/31/95 Based on Total Net Assets

[GRAPH APPEARS HERE]

 Asia  39.7%

 Latin America 24.1%

 Europe 17.6%

 Mid-East/Africa 2.0%

 Short-Term Obligations
 & Other Net Assets 16.6%


By December 31, 1995, 83.4% of the Fund's total net assets were invested in equities, while 16.6% were in cash and other liquid instruments. These investments were allocated across 28 different countries, with none accounting for more than 20% of the Fund's assets. The largest portion was in Asia (39.7%), followed by Latin America (24.1%), Europe (17.6%), and the Mid-East/Africa (2.0%).

During 1995, we weighted the Asian portion of our portfolio in favor of Hong Kong. Although its economy has decelerated from its strong growth rate of the past decade, real growth in Gross Domestic Product remained healthy, at about 5% in 1995. We believe that fears surrounding Hong Kong's reversion to China in 1997 are already reflected in present market valuations, and we anticipate that this market's performance should continue to reflect Hong Kong's strong economic fundamentals.

In Latin America, the investment environment improved markedly during the past few months of the reporting period. For example, the Argentine inflation rate fell below 3% in 1995 from 3.9% in 1994. Also, in August, Finance Minister Domingo Cavallo helped the country recover from a liquidity crisis by changing the banking sector's reserve requirements. The Fund's largest investment in Argentina throughout the year was Perez Companc (1.3% of total net assets), an oil and gas producer, while some of our other large Latin American investments included the Brazilian oil company

--------------------------------------------------------------------------------
-------------------------------------------------------

Top 10 Holdings on 12/31/95
As a Percentage of Total Net Assets
Company,
Industry,                                  % of Total
Country                                    Net Assets
-------------------------------------------------------
Cheung Kong Holdings Ltd.,
Multi-Industry,
Hong Kong                                  3.4%
-------------------------------------------------------
Telmex-Telefonos de Mexico SA, ADR, L,
Telecommunications,
Mexico                                     3.2%
-------------------------------------------------------
HSBC Holdings PLC,
Banking,
Hong Kong                                  2.8%
-------------------------------------------------------
Banco Bilbao Vizcaya SA,
Banking,
Spain                                      2.2%
-------------------------------------------------------
New World Development Co. Ltd.,
Real Estate,
Hong Kong                                  2.1%
-------------------------------------------------------
Electrobras-Centrais Eletricas,
Brasileiras SA, B, pfd.,
Utilities - Electrical & Gas,
Brazil                                     2.0%
-------------------------------------------------------
Sun Hung Kai Properties Ltd.,
Real Estate,
Hong Kong                                  1.9%
-------------------------------------------------------
Telebras-Telecomunicacoes Brasileiras SA,
Telecommunications,
Brazil                                     1.8%
-------------------------------------------------------
Banco Comercial Portugues SA,
Banking,
Portugal                                   1.7%
-------------------------------------------------------
Bankinter SA,
Banking,
Spain                                      1.7%
-------------------------------------------------------

For a complete list of portfolio holdings, see page 10 of this report.

TEMPLETON DEVELOPING MARKETS TRUST
Asset Allocation on 12/31/95
Based on Total Net Assets

[GRAPH APPEARS HERE]
Equity 83.4%

Short-Term
Obligations & Other
Net Assets 16.6%


Petrobras (1.3%), and the Mexican telephone company Telefonos de Mexico (3.2%). We also purchased shares in the Mexican merchandising company, Cifra, at a favorable price/earnings ratio.

In Europe, the Turkish market fell 5% in U.S. dollar terms after the coalition government of Prime Minister Tansu Ciller collapsed. Although the political orientation of Turkey's next government has been somewhat uncertain following the recent December election, we believe that fundamental factors underpinning Turkey's economy remain unshaken. In our opinion, corporate earnings have the potential to improve as the country moves closer to a full customs union with Europe.

Looking forward, we will continue with our proven "bottom-up" investment style, choosing stocks that are selling at prices below our estimate of their true value. Although emerging markets were disappointing in 1995, and we cannot predict what any particular stock will do in the short term, we believe that over the long term emerging markets should continue to grow. Of course, investing in emerging markets involves special considerations which may include risks related to market and currency volatility, adverse social and political developments, and the relatively small size and lesser liquidity of these markets. These special risks and other considerations are discussed in the Fund's prospectus.

This discussion reflects the strategies we employed for the Fund during the past year, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies, and our evaluations, conclusions and decisions regarding portfolio holdings, may change in light of new circumstances as they arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities we purchase or sell for the Fund.

--------------------------------------------------------------------------------

TOP 10 COUNTRIES
REPRESENTED IN THE
TRUST ON 12/31/95
As a Percentage of Total Net Assets

Country                                                   % of Total Net Assets
--------------------------------------------------------------------------------
Hong Kong                                                 19.1%
--------------------------------------------------------------------------------
Brazil                                                     9.1%
--------------------------------------------------------------------------------
Mexico                                                     7.5%
--------------------------------------------------------------------------------
Argentina                                                  6.2%
--------------------------------------------------------------------------------
Portugal                                                   5.3%
--------------------------------------------------------------------------------
Spain                                                      4.9%
--------------------------------------------------------------------------------
Turkey                                                     4.5%
--------------------------------------------------------------------------------
Greece                                                     4.2%
--------------------------------------------------------------------------------
Philippines                                                3.4%
--------------------------------------------------------------------------------
Indonesia                                                  2.4%
--------------------------------------------------------------------------------

=============
Performance
Summary
Class I Shares
=============

Class II
Performance
Summary
begins on
page 6

The Templeton Developing Markets Trust Class I shares reported a total return of 0.36% for the one-year period ended December 31, 1995. Total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include the initial sales charge. As the chart on this page illustrates, the Fund's Class I shares delivered a cumulative total return of 45% since inception on October 17, 1991.

During the reporting period, Class I shareholders received distributions of 20.0 cents ($0.20) per share in income dividends, 4.0 cents ($0.04) in short-term capital gains, and 20.5 cents ($0.205) in long-term capital gains. As measured by net asset value, the price of the Fund's Class I shares decreased from $13.42 on December 31, 1994 to $13.01 on December 31, 1995. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.

The graph on page 5 compares the performance of the Fund's Class I shares with that of the broad-based Morgan Stanley Capital International (MSCI) World Index. The index contains approximately 1,450 companies, representing the stock markets of 22 countries, including the U.S., Canada, Australia, New Zealand and several countries in Europe and Asia. It differs from the Fund because it includes stocks from some developed countries such as the United States where the Fund is not allowed to invest. On December 31, 1995, the index's U.S. weighting was 33.4%.

--------------------------------------------------------------------------------

Templeton Developing
Markets Trust - Class I Shares
Periods ended December 31, 1995
                                                                Since
                                                              Inception
                   1-Year             3-Year                  (10/17/91)
Average Annual
Total Return/1/    -5.42%             14.70%                   7.70%

Cumulative
Total Return/2/     0.36%             60.09%                  45.00%


1. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 5.75% initial sales charge. See note below.

2. Cumulative total return measures the change in value of an investment over the periods indicated and does not include the maximum 5.75% initial sales charge. See note below.

Note: All total return calculations reflect the deduction of a proportional share of Fund expenses on an annual basis and assume that all dividends and capital gains distributions were reinvested when paid. From October 17, 1991 to December 31, 1992, expense limitations increased the Fund's total return.

Investment return and principal value will fluctuate with market conditions, currencies and the economic and political climates of the countries where investments are made. Developing markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. Thus, your shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future results.
--------------------------------------------------------------------------------
4

The graph also compares the Fund's performance with that of the more narrow International Finance Corporation's (IFC) Investable Composite Index. The IFC Index was designed to reflect the performance of emerging market investments and includes 650 stocks that foreigners can buy in 18 countries, including Mexico, South Korea, Brazil, Jordan and Turkey.

Please remember that the Fund's performance differs from that of the indices because the indices are unmanaged, do not contain cash (the Fund generally carries a certain percentage of cash at any given time), and include no sales charges or management expenses. The Fund's performance can also be markedly different because our philosophy of investing in bargain stocks may result in our purchasing stocks which are not predominant in any index, and not "popular" index stocks. Of course, one cannot invest directly in an index.

--------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS TRUST - CLASS I
Total Return Index Comparison
$10,000 Investment (10/17/91 - 12/31/95)

[COMPARISON GRAPH SHOWING TEMPLETON DEVELOPING MARKETS TRUST - CLASS I/1/, MSCI WORLD INDEX/2/, AND IFC INVESTABLE COMPOSITE INDEX/2/ APPEARS HERE]

                                               10/91              12/95
                                             ---------          ---------
Templeton Developing Markets Trust-Class I   $ 10,000           $ 13,666

MSCI World Index                               10,000             15,557

IFC Investable Composite Index                 10,000             17,077

1. Includes all sales charges and represents the change in value of an investment over the period shown. Total return assumes reinvestment of dividends and capital gains. Past performance is not predictive of future results.

2. Indices are unmanaged and include reinvested dividends.
--------------------------------------------------------------------------------

===============
Performance
Summary
Class II Shares
===============

Class I
Performance
Summary
begins on
page 4

The Templeton Developing Markets Trust Class II shares reported a total return of 1.70% since inception on May 1, 1995. Total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include sales charges.

During the reporting period, Class II shareholders received distributions of
18.48 cents ($0.1848) per share in income dividends, 4.0 cents ($0.04) in short-term capital gains and 14.0 cents ($0.14) in long-term capital gains. As measured by net asset value, the price of the Fund's Class II shares decreased from $13.10 at inception on May 1, 1995, to $12.95 on December 31, 1995. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.

The graph on page 7 compares the eight-month performance of the Fund's Class II shares with that of the broad-based Morgan Stanley Capital International (MSCI) World Index. The index contains approximately 1,450 companies, representing the stock markets of 22 countries, including the U.S., Canada, Australia, New Zealand and several countries in Europe and Asia. It differs from the Fund because it includes stocks from some developed countries, such as the United States, where the Fund is not allowed to invest. On December 31, 1995, the index's U.S. weighting was 33.4%.

--------------------------------------------------------------------------------

Templeton Developing
Markets Trust - Class II Shares
Period ended December 31, 1995
                                                    Since
                                                  Inception
                                                   (5/1/95)
Average Total Return/1/                           -0.27%

Cumulative Total Return/2/                         1.70%

1. Aggregate total return, which includes the 1.00% initial sales charge, represents the change in value of an investment since the inception date of Class II shares. It also includes the 1.00% contingent deferred sales charge
(CDSC) applicable to shares redeemed within 18 months of purchase. Since these shares have existed for less than one year, average annual total returns are not provided. See note below.

2. Cumulative total return measures the change in value of an investment since the inception date of Class II shares and does not include the 1.00% initial sales charge or the 1.00% CDSC, applicable to shares redeemed within the first 18 months of investment. See note below.

Note: All total return calculations reflect the deduction of a proportional share of Fund expenses on an annual basis and assume that all dividends and capital gains distributions were reinvested when paid.

Investment return and principal value will fluctuate with market conditions, currencies and the economic and political climates of the countries where investments are made. Developing markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. Thus, your shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future results.

--------------------------------------------------------------------------------

The graph also compares the Fund's performance with that of the more narrow International Finance Corporation's (IFC) Investable Composite Index. The IFC Index was designed to reflect the performance of emerging market investments and includes 650 stocks that foreigners can buy in 18 countries, including Mexico, South Korea, Brazil, Jordan and Turkey.

Please remember that the Fund's performance differs from that of the indices because the indices are unmanaged, do not contain cash (the Fund generally carries a certain percentage of cash at any given time), and include no sales charges or management expenses. The Fund's performance can also be markedly different because our philosophy of investing in bargain stocks may result in our purchasing stocks which are not predominant in any index, and not "popular" index stocks. Of course, one cannot invest directly in an index.

--------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS TRUST - CLASS II
Total Return Index Comparison
$10,000 Investment (5/1/95 - 12/31/95)

[COMPARISON GRAPH SHOWING TEMPLETON DEVELOPING MARKETS TRUST - CLASS II/1/, MSCI WORLD INDEX/2/, AND IFC INVESTABLE COMPOSITE INDEX/2/ APPEARS HERE]


                                                5/95              12/95
                                             ---------          ---------
Templeton Developing Markets Trust-Class II

MSCI World Index

IFC Investable Composite Index

1. Includes all sales charges and represents the change in value of an investment over the period shown. Total return assumes reinvestment of dividends and capital gains. Past performance is not predictive of future results.

2. Indices are unmanaged and include reinvested dividends.
--------------------------------------------------------------------------------

=========
THE FOLLOWING
LETTER WAS
WRITTEN BY
DR. MOBIUS AFTER
A RECENT TRIP
TO ATHENS.
=========

[PHOTO APPEARS HERE]

Dear Shareholder:

Greece is an important emerging market, and, due to the fundamental economic changes it is experiencing, along with its growing integration into the European Community, I believe it holds great promise as an area of investment for the Fund's shareholders.

On a recent visit, I found Athens warm and welcoming after a two-hour flight from cold, rainy Budapest. Upon arrival, I was told that agreement had been reached concerning the construction of a new Athens airport, one of many new infrastructure projects expected to boost the Greek economy. Certainly, the old airport has always been severely overcrowded at the peak of the tourist season, but tourism fell significantly in 1995, and some say it was due to the congested airport. Others claim that European tour operators conspired to boycott Greece because of rising prices. However, inflation no longer presents the problem it did in the past. In two years, it has fallen from more than 14% to below 9%, and the government expects it to drop to 5% by the end of 1996. My economic consultants in Greece told me: "People are getting so used to declining inflation, soon it will no longer be news." Of course, even the government's goal of 5% inflation would be double the average for the European Union (EU). As a member of the EU, however, Greece will most likely move closer to many European norms, including the rate of inflation.

While I was in Athens, one topic of great interest to many people was Prime Minister Papandreous' health. Some Greeks told me that the country would be in trouble if something happened to Papandreous, because it would result in a dangerous political-power vacuum. My assessment at the time was that the Greeks were being too sensitive to local political events, and that as their economy becomes more integrated with the EU, it will be difficult for local politicians to redirect the course of economic development. In fact, after the election of
K. Simitis as prime minister following Mr. Papandreous' resignation in January, 1996 due to ill health, Greek politics seemed to continue on a stable course with little substantial policy deviation.

Over the course of five days in Athens, I visited 14 companies, including Intracom, a telecommunications equipment manufacturer. Managers there told me Greece has a 52% penetration rate for telephones, which is high for an emerging market. However, you have to wait a year for a phone connection, telephone lines are of

[MAP OF GREECE APPEARS HERE]

poor quality, and there is plenty of room for expansion of over-all capacity and upgrading of existing technology. To me, this indicates the potential for growth in the Greek telecommunication industry. We also visited Strintzis Lines, a shipping company, where we were told that the war in Bosnia had appreciably increased the demand for ferries to carry trucks and goods to Italy. Now, trucks and cars go by ferry to Italy and then north to the rest of Europe. Although this new trade route has attracted a great deal of competition, it is dominated by Greek firms.

As we left for the Athens airport, the driver told us we were lucky to be leaving because there was going to be a demonstration near the hotel later that day. During our visit, negotiations had been held in New York to end the long and bitter dispute between Greece and the Former Yugoslav Republic of Macedonia, which the Greeks insist on calling Skopje. According to a United Nations plan, Greece would drop trade sanctions against its northern neighbor in return for guarantees that Skopje would change its flag and renounce any territorial ambitions. Apparently, the Greek and Macedonian foreign ministers had agreed to the plan, and the Greeks had decided to stop the embargo against Macedonia. However, die-hard opponents of the plan were arranging to hold a protest march at the peak of rush-hour traffic.

Of course, there is more political trouble in the region than just the Skopje dispute. But the day-to-day political situation in a country need not have a major long-term impact on investors, and market declines caused by political tensions are often a chance for us to increase our purchases of bargain companies. I believe that Greece's increasing alignment with the large European market will help drive long-term economic growth and that investing there now offers the Fund's shareholders a potential benefit in the future.

Sincerely,

/s/ J. Mark Mobius

J. Mark Mobius, Ph.D.
President
Templeton Developing Markets Trust

Templeton Developing Markets Trust
Financial Highlights


--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (For a share outstanding throughout the period)

                                          CLASS I                       OCTOBER 17,1991
                         --------------------------------------------  (COMMENCEMENT OF
                                  YEAR ENDED DECEMBER 31
                         --------------------------------------------   OPERATIONS) TO
                            1995        1994        1993       1992    DECEMBER 31, 1991
                         ----------  ----------  ----------  --------  -----------------
Net asset value,
 beginning of period     $    13.42  $    15.27  $     8.86  $  10.02       $ 10.00
                         ----------  ----------  ----------  --------       -------
Income from investment
 operations:
 Net investment income          .21         .14         .04       .08           .01
 Net realized and
  unrealized gain (loss)       (.18)      (1.44)       6.55     (1.06)          .03
                         ----------  ----------  ----------  --------       -------
Total from investment
 operations                     .03       (1.30)       6.59      (.98)          .04
                         ----------  ----------  ----------  --------       -------
Distributions:
 Dividends from net
  investment income            (.20)       (.12)       (.05)     (.07)         (.01)
 Distributions from net
  realized gains               (.24)       (.43)       (.13)     (.11)           --
 Distributions from
  other sources                  --          --          --        --          (.01)
                         ----------  ----------  ----------  --------       -------
Total distributions            (.44)       (.55)       (.18)     (.18)         (.02)
                         ----------  ----------  ----------  --------       -------
Change in net asset
 value                         (.41)      (1.85)       6.41     (1.16)          .02
                         ----------  ----------  ----------  --------       -------
Net asset value, end of
 year                    $    13.01  $    13.42  $    15.27  $   8.86       $ 10.02
                         ==========  ==========  ==========  ========       =======
TOTAL RETURN*                  .36%     (8.64)%      74.50%   (9.75)%          .40%
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end of year
 (000)                   $2,147,664  $2,009,154  $1,396,392  $180,189       $23,744
Ratio of expenses to
 average net assets           2.10%       2.11%       2.20%     2.52%         3.78%**
Ratio of expenses, net
 of reimbursement, to
 average net assets           2.10%       2.11%       2.20%     2.25%         2.25%**
Ratio of net investment
 income to average net
 assets                       1.66%       1.08%        .57%     1.30%          .86%**
Portfolio turnover rate       9.76%      18.57%      16.01%    21.98%            --

* TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS. NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
** ANNUALIZED.


                       SEE NOTES TO FINANCIAL STATEMENTS.

Templeton Developing Markets Trust
Financial Highlights


--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (For a share outstanding throughout the period)

                                                          CLASS II
                                                      -----------------
                                                       FOR THE PERIOD
                                                        MAY 1, 1995+
                                                           THROUGH
                                                      DECEMBER 31, 1995
                                                      -----------------
Net asset value, beginning of period                       $ 13.10
                                                           -------
Income from investment operations:
 Net investment income                                         .02
 Net realized and unrealized gain                              .19
                                                           -------
Total from investment operations                               .21
                                                           -------
Distributions:
 Dividends from net investment income                         (.18)
 Distributions from net realized gains                        (.18)
                                                           -------
Total distributions                                           (.36)
                                                           -------
Change in net asset value                                     (.15)
                                                           -------
Net asset value, end of year                               $ 12.95
                                                           =======
TOTAL RETURN*                                                1.70%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)                              $41,012
Ratio of expenses to average net assets                      2.73%**
Ratio of net investment income to average net assets          .19%**
Portfolio turnover rate                                      9.76%

 * TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS OR THE CONTINGENT DEFERRED SALES CHARGE. NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
** ANNUALIZED.
 + COMMENCEMENT OF SALES.


                       SEE NOTES TO FINANCIAL STATEMENTS.

Templeton Developing Markets Trust
Investment Portfolio, December 31, 1995


--------------------------------------------------------------------------------

                                                      SHARES/PRINCIPAL IN
                           INDUSTRY                     LOCAL CURRENCY        VALUE
----------------------------------------------------------------------------------------

 LONG TERM SECURITIES:
  83.4%
----------------------------------------------------------------------------------------
 Argentina: 6.2%
  Aluar Aluminio           Misc Materials &
   Argentino SA, B         Commodities                          56,669    $      509,945
 *Astra Cia Argentina de
  Petroleo SA              Energy Sources                    2,234,900         4,133,945
 *Atanor Cia Nacional
  Para la Industria
  Quimica SA, D            Chemicals                           637,233         1,522,758
 *Banco Bansud SA, B       Banking                             371,343         2,766,090
  Banco de Galicia y
   Buenos Aires SA, B      Banking                           3,214,099        16,710,810
  Banco Frances del Rio
   de la Plata SA          Banking                           1,662,450        14,710,476
  Capex SA, A              Utilities Electrical & Gas           98,644           719,993
  Central Costanera SA, B  Utilities Electrical & Gas          804,852         2,478,572
 *Central
  Termoelectricia de
  Buenos Aires             Utilities Electrical & Gas           27,855            32,864
 *Ciadea SA                Automobiles                         867,998         4,512,910
 *Citicorp Equity
  Investment SA, A         Financial Services                  268,223           938,640
 *Comercial de Plata SA    Multi-Industry                    6,511,700        17,253,417
  Industrias
   Petroquimicas Koppers
   (IPAKO)                 Chemicals                         1,612,631         6,046,459
                           Building Materials &
 *Juan Minetti SA          Components                          413,049         1,362,857
  Molinos Rio de Plata
   SA, B                   Food & Household Products         1,868,815        15,321,985
  Nobleza Piccardo Sdad
   Industrial Comercial y
   Financial               Beverages & Tobacco                  60,252           228,923
  Perez Companc SA, B      Energy Sources                    5,404,927        28,641,817
 *Sevel Argentina SA, C    Automobiles                       1,773,343         3,173,807
  Transportadora de Gas
   del Sur SA, B           Energy Sources                    1,808,401         4,357,593
  YPF Sociedad Anonima,
   ADR                     Energy Sources                      450,900         9,750,713
 *Zanella Hermanos SA      Automobiles                         931,434           156,457
                                                                          --------------
                                                                             135,331,031
----------------------------------------------------------------------------------------
 Bolivia: 0.1%
  Compania Boliviana de
   Energia Electricas SA   Utilities Electrical & Gas           28,590           950,618
----------------------------------------------------------------------------------------
 Brazil: 9.1%
  Banco Bradesco SA        Banking                       1,000,719,112         7,721,995
  Banco Bradesco SA, pfd.  Banking                         485,333,863         4,244,393
 *Banco do Brasil SA       Banking                         154,142,792         1,633,490
 *Banco do Brazil SA,
  pfd.                     Banking                         553,801,120         6,267,619
 *Banespa-Banco do
  Estado de Sao Paulo
  SA, pfd.                 Banking                       1,282,693,850         6,598,559
  Brasmotor SA, pfd.       Multi-Industry                   16,292,231         3,235,146
 *Cia Mesbla SA, pfd.      Merchandising                    75,117,000           927,418
  Confab Industrial SA,
   pfd.                    Industrial Components             2,252,340           614,095
  Copene-Petroquimica do
   Nordeste SA, A, pfd.    Chemicals                         8,383,550         3,743,379
  Duratex SA, pfd.         Forest Products & Paper         227,966,600         7,927,641
  Eletrobras-Centrais
   Eletricas Brasileiras
   SA, B, pfd.             Utilities Electrical & Gas      160,885,847        43,534,110
  Itausa-Investimentos
   Itau SA, pfd.           Multi-Industry                   37,366,579        20,375,829
  Light SA                 Utilities Electrical & Gas        2,375,000           759,941
  Mannesmann SA            Machinery & Engineering           3,182,010           500,898
  Mannesmann SA, pfd.      Machinery & Engineering           5,137,562           872,109
 *Marcopolo SA, B, pfd.    Automobiles                      14,371,400         2,129,206
  Petrobras-Petroleo
   Brasileiro SA, pfd.     Energy Sources                  321,316,333        27,435,611
  Refripar-Refrigeracao    Appliances & Household
   Parana Sa, pfd.         Durables                        632,250,000         1,261,963
  Telebras-
   Telecomunicacoes
   Brasileiras SA          Telecommunications              584,255,294        22,601,985
  Telebras-
   Telecomunicacoes
   Brasileiras SA, pfd.    Telecommunications              329,573,973        15,869,193
 *Telerj-
  Telecomunicacoes do
  Rio de Janeiro SA,
  pfd.                     Telecommunications               12,944,703           839,052
  Telesp-Telecomunicacoes
   de Sao Paulo SA, pfd.   Telecommunications                   26,157             3,848
  Unibanco-Uniao de
   Bancos Brasileiros SA,
   pfd.                    Banking                         129,161,186         5,049,771
  Vale de Rio Doce, pfd.   Metals & Mining                  92,418,650        15,213,729
                                                                          --------------
                                                                             199,360,980
----------------------------------------------------------------------------------------
 Chile: 0.2%
  Antofagasta Holdings
   PLC                     Metals & Mining                     898,550         4,081,654
----------------------------------------------------------------------------------------

Templeton Developing Markets Trust
Investment Portfolio, December 31, 1995 (cont.)


--------------------------------------------------------------------------------

                                                      SHARES/PRINCIPAL IN
                           INDUSTRY                     LOCAL CURRENCY        VALUE
----------------------------------------------------------------------------------------

 LONG TERM SECURITIES
  (CONT.)
----------------------------------------------------------------------------------------
 China: 1.7%
  China First Pencil Co.   Recreation, Other Consumer
   Ltd., B                 Goods                               366,000    $      122,244
  China Merchants Shekou
   Port Service Co. Ltd.,
   B                       Transportation                    1,000,000           362,108
  China Southern Glass     Building Materials &
   Co. Ltd., B             Components                        2,297,200           950,668
 *China Textile
  Machinery Co. Ltd., B    Machinery & Engineering           2,115,100           338,416
  Chiwan Wharf Holdings
   Ltd., B                 Transportation                    7,840,000         2,950,456
 *Foshan Electrical and    Appliances & Household
  Lighting Co. Ltd., B     Durables                            790,000           531,264
  Guangzhou Shipyard
   International Co.
   Ltd., H                 Machinery & Engineering           5,972,000         1,513,756
  Luoyang Glass Co. Ltd.,  Misc Materials &
   H                       Commodities                       1,997,000           513,939
  Qing Ling Motors Co.
   Ltd., H                 Automobiles                       3,000,000           872,939
  Shandong Huaneng Power   Utilities Electrical & Gas          284,000         1,917,000
  Shanghai Chlor-Alkali
   Chemical Co. Ltd., B    Chemicals                        12,105,300         3,074,746
 *Shanghai Dazhong Taxi
  Shareholding Co. Ltd.,
  B                        Transportation                    1,100,000           840,400
 *Shanghai Erfangji
  Textile Machinery Co.
  Ltd., B                  Machinery & Engineering           7,973,460         1,132,231
  Shanghai Industrial
   Sewing Machine Corp.    Machinery & Engineering           3,573,700           578,939
  Shanghai Jin Jiang
   Tower Co. Ltd., B       Leisure & Tourism                 5,136,000         1,448,352
  Shanghai Jinqiao Export
   Processing Zone
   Development, B          Real Estate                       5,299,000         1,981,826
  Shanghai Lian Hua Fibre
   Corp., B                Textiles & Apparel                  798,360           135,721
  Shanghai Lujiaxui
   Finance & Trade Zn Dev
   Stock Co Ltd, B         Real Estate                      10,713,100         6,085,041
  Shanghai Narcissus
   Electric Appliances     Appliances & Household
   Co. Ltd., B             Durables                            734,500           124,865
  Shanghai Pechemical Co.
   Ltd., H                 Chemicals                        13,464,000         3,874,219
 *Shanghai Refrigerator
  Compressor Co. Ltd., B   Industrial Components               240,008            85,443
 *Shanghai Rubber Belt
  Co. Ltd., B              Industrial Components               600,480            97,878
  Shanghai Steel Tube Co.
   Ltd., B                 Machinery & Engineering           1,273,800           178,332
  Shanghai Tyre & Rubber
   Co. Ltd., B             Industrial Components             2,012,000           414,472
 *Shanghai Vacuum
  Electron Devices Co.     Appliances & Household
  Ltd., B                  Durables                          1,086,000           251,952
  Shanghai Wingsung        Recreation, Other Consumer
   Stationery Co. Ltd., B  Goods                               485,400            95,138
  Shanghai Yaohua          Building Materials &
   Pilkington Glass, B     Components                        3,373,000         2,968,240
  Shenzhen China Bicycles  Recreation, Other Consumer
   Co. (Holdings) Ltd., B  Goods                             1,526,400           250,699
  Shenzhen Gintian
   Industrial Co. Ltd., B  Multi-Industry                      892,320           305,806
  Shenzhen Huafa
   Electronics Co. Ltd.,   Appliances & Household
   B                       Durables                            212,000            36,327
  Shenzhen Konka
   Electronic Group Co.    Appliances & Household
   Ltd., B                 Durables                          1,000,000           510,831
  Shenzhen Petrochemical
   (Group) Shareholding
   Co. Ltd., B             Chemicals                           249,600            54,875
  Shenzhen Properties &
   Resources Develop.
   (Group) Ltd., B         Real Estate                       1,631,960           327,131
  Shenzhen Tellus
   Machinery &
   Electronics Co. Ltd.,
   B                       Multi-Industry                      246,400            35,689
  Shenzhen Vanke Co.
   Ltd., B                 Real Estate                       5,005,926         1,845,055
  Tsann Kuen Enterprise    Appliances & Household
   Co. Ltd., B             Durables                            648,000           125,703
  Zhuhai Sez Lizhu
   Pharmaceutical, B       Health & Personal Care            1,196,800           394,677
                                                                          --------------
                                                                              37,327,378
----------------------------------------------------------------------------------------
 Colombia: 0.1%
  Promigas SA              Utilities Electrical & Gas           61,311           160,897
----------------------------------------------------------------------------------------
 Czech Republic: 0.5%
 *CEZ, GDR                 Utilities Electrical & Gas          191,440         6,939,700
 *CEZ, GDS, 144A           Utilities Electrical & Gas           30,000         1,087,500
 *SPT Telecom AS           Telecommunications                   29,000         2,740,569
                                                                          --------------
                                                                              10,767,769
----------------------------------------------------------------------------------------
 Greece: 4.2%
  Alpha Credit Bank        Banking                             528,526        30,540,327
  Alpha Leasing SA         Financial Services                  250,690         6,132,701
  Delta Dairy SA, pfd.     Food & Household Products           189,101         2,791,571
  Elais Oleaginous Co.     Food & Household Products           169,100         5,491,881
  Ergo Bank SA             Banking                             284,220        11,322,527
  Etba Leasing             Financial Services                  120,040         2,189,772
  Fourlis Brothers Corp.   Appliances & Household
   SA                      Durables                            300,960         3,586,031
  Hellas Can--Container
   Manufacturers           Metals & Mining                     208,290         4,173,004
  Hellenic Bottling Co.
   SA                      Food & Household Products           193,385         6,321,371

Templeton Developing Markets Trust
Investment Portfolio, December 31, 1995 (cont.)


--------------------------------------------------------------------------------

                                                      SHARES/PRINCIPAL IN
                           INDUSTRY                     LOCAL CURRENCY        VALUE
----------------------------------------------------------------------------------------

 LONG TERM SECURITIES
  (CONT.)
----------------------------------------------------------------------------------------
 Greece (cont.)
  Intracom SA              Electrical & Electronics             91,000    $    1,961,323
  National Bank of Greece
   SA                      Banking                             129,105         6,580,766
                           Building Materials &
  Titan Cement Co., reg.   Components                          246,410        10,341,134
  Titan Cement Co., reg.   Building Materials &
   pfd.                    Components                            7,100           203,336
  X. Benrubi & Son SA      Food & Household Products           220,900         1,248,496
                                                                          --------------
                                                                              92,884,240
----------------------------------------------------------------------------------------
 Hong Kong: 19.1%
  C.P. Pokphand Co. Ltd.   Food & Household Products         5,879,000         2,356,922
  Cheung Kong Holdings
   Ltd.                    Multi-Industry                   12,111,000        73,770,204
  China Overseas Land &
   Investment Ltd.         Real Estate                      17,075,000         3,003,168
 *China Treasure
  Telecomunications
  Holdings Ltd.            Electrical & Electronics          2,066,000            92,144
 *China Treasure
  Telecomunications
  Holdings Ltd., wts.      Electrical & Electronics            442,000             4,001
  CNT Group Ltd.           Multi-Industry                   37,771,789         2,247,012
  Cross Harbour Tunnel
   Co. Ltd.                Transportation                    1,459,598         2,765,355
  Dairy Farm
   International Holdings
   Ltd.                    Merchandising                     9,676,893         8,902,742
  Dickson Concepts
   (International) Ltd.    Merchandising                     9,030,000         8,408,147
  East Asiatic Co. (Hong   Wholesale & International
   Kong) Ltd. (The)        Trade                             2,976,000           354,080
 *Fairwood Holdings Ltd.   Food & Household Products         8,792,000           670,841
  Fortei Holdings Ltd.     Merchandising                     5,768,000           216,323
 *Fu Hui Jewellery Co.     Recreation, Other Consumer
  (H.K.) Ltd.              Goods                             4,808,000           186,537
  Gold Peak Industries
   (Holdings) Ltd.         Electrical & Electronics          2,216,000         1,096,178
  Goldlion Holdings Ltd.   Textiles & Apparel               11,414,000         8,340,006
  Great Wall Electronic
   International Ltd.      Electrical & Electronics          3,812,000           281,001
  Hang Lung Development
   Co. Ltd.                Real Estate                      17,628,000        28,040,660
 *Hang Lung Development
  Co. Ltd., wts.           Real Estate                       1,399,100           209,888
  Hongkong Electric
   Holdings Ltd.           Utilities Electrical & Gas        1,878,000         6,156,780
  Hopewell Holdings Ltd.   Construction & Housing           13,401,002         7,712,183
  HSBC Holdings PLC        Banking                           4,020,529        60,834,386
                           Appliances & Household
  Hualing Holdings Ltd.    Durables                          1,332,000           160,202
  IMC Holdings Ltd.        Transportation                      793,000           466,621
  Jardine International
   Motor Holdings Ltd.     Automobiles                       6,361,000         7,239,159
  Jardine Matheson
   Holdings Ltd.
   (Singapore)             Multi-Industry                    2,149,529        14,724,274
  Jardine Strategic
   Holdings Ltd.
   (Singapore)             Multi-Industry                    5,349,562        16,369,660
 *Jardine Strategic
  Holdings Ltd., wts.      Multi-Industry                      536,062           171,540
  JCG Holdings Ltd.        Financial Services                2,951,000         2,156,243
  Joyce Boutique Holdings
   Ltd.                    Merchandising                     6,627,000         1,542,658
  K Wah International      Building Materials &
   Holdings Ltd.           Components                       30,020,959         4,503,629
 *K Wah International      Building Materials &
  Holdings Ltd., wts.      Components                        2,901,142            91,921
                           Recreation, Other Consumer
  KTP Holdings Ltd.        Goods                             8,000,000           268,995
  Lai Sun Development Co.
   Ltd.                    Real Estate                      43,650,000         5,249,855
  Lai Sun Garment
   International Ltd.      Multi-Industry                    4,127,000         4,002,910
 *Laws International
  Holdings Ltd.            Textiles & Apparel                7,054,000           629,455
  Le Saunda Holdings Ltd.  Merchandising                     2,598,000           215,030
  Leefung-Asco Printers
   Holdings Ltd.           Broadcasting & Publishing           940,000           133,721
  Linkful International
   Holdings Ltd.           Merchandising                     1,600,000           111,736
  Luks Industrial Co.      Appliances & Household
   Ltd.                    Durables                          3,214,000           328,362
  New World Development
   Co. Ltd.                Real Estate                      10,703,250        46,647,207
  Peregrine Investments
   Holdings Ltd.           Financial Services                2,544,000         3,290,010
  S. Megga International   Electronic Components &
   Holdings Ltd.           Instruments                       5,782,000           216,848
  Semi-Tech (Global) Co.   Appliances & Household
   Ltd.                    Durables                          3,145,861         5,065,111
 *South Sea Development
  Co. Ltd.                 Real Estate                       1,115,000            34,751
  Stelux International
   Holdings Ltd.           Multi-Industry                   14,002,570         3,585,527
  Sun Hung Kai & Co. Ltd.  Financial Services               17,472,000         3,728,264
  Sun Hung Kai Properties
   Ltd.                    Real Estate                       5,169,900        42,288,545
  Swire Pacific Ltd., B    Multi-Industry                    4,852,500         6,055,820
  Tian An China
   Investments Co. Ltd.    Real Estate                      23,396,000         2,904,644

Templeton Developing Markets Trust
Investment Portfolio, December 31, 1995 (cont.)


--------------------------------------------------------------------------------

                                                      SHARES/PRINCIPAL IN
                           INDUSTRY                     LOCAL CURRENCY        VALUE
----------------------------------------------------------------------------------------

 LONG TERM SECURITIES:
  (CONT.)
----------------------------------------------------------------------------------------
 Hong Kong (cont.)
  Top Form International
   Ltd.                    Textiles & Apparel                5,204,000    $      275,931
  Tungtex (Holdings) Co.
   Ltd.                    Textiles & Apparel                6,914,000           715,318
  Vitasoy International
   Holdings Ltd.           Food & Household Products         2,474,000         1,055,829
  Wai Kee Holdings Ltd.    Construction & Housing            9,583,600         1,202,210
  Wheelock & Co. Ltd.      Multi-Industry                   10,613,000        18,185,871
  Wing Shan International
   Ltd.                    Utilities Electrical & Gas        6,442,000           666,486
  Wo Kee Hong Holdings
   Ltd.                    Merchandising                    16,443,000         2,573,040
  Yaohan Hongkong Corp.
   Ltd.                    Merchandising                     9,530,000           505,309
  Yue Yuen Industrial      Recreation, Other Consumer
   (Holdings) Ltd.         Goods                            19,690,000         5,220,110
                                                                          --------------
                                                                             418,231,360
----------------------------------------------------------------------------------------
 Hungary: 0.4%
  Chinoin Pharmaceutical
   & Chemical Works Co.
   Ltd.                    Health & Personal Care                9,831         2,428,429
 *Egis RT                  Multi-Industry                        6,100           135,501
 *Fotex First Hungarian-
  American Photo-Service   Multi-Industry                    2,630,400         1,524,530
 *Gedeon Richter Ltd.      Multi-Industry                       45,000           866,250
 +*Ibusz                   Leisure & Tourism                    94,260           504,289
 +*Ibusz, new              Leisure & Tourism                    31,420           155,333
 +*OTP Bank, GDR           Banking                             370,000         2,559,101
  Pick Szeged RT, GDR      Food & Household Products            11,000           412,500
                                                                          --------------
                                                                               8,585,933
----------------------------------------------------------------------------------------
 India: 1.6%
  Aban Loyd Chiles
   Offshore Ltd.           Energy Sources                      245,000           759,420
  ATV Project India Ltd.   Machinery & Engineering           1,732,000         1,182,084
 *Bharat Heavy
  Electricals Ltd.         Machinery & Engineering              40,000           100,100
  Bharat Petroleum Corp.,
   Ltd.                    Energy Sources                    1,069,000         7,174,293
 *Bombay Dyeing &
  Manufacturing Co. Ltd.   Chemicals                            22,000           205,830
  Bses Ltd.                Utilities Electrical & Gas          303,350         1,181,827
  DCW Ltd.                 Chemicals                           500,000           529,646
  Dr. Reddys Laboratories
   Ltd.                    Health & Personal Care               94,200           610,766
  Essar Shipping Ltd.      Transportation                      773,500           698,383
  Flex Industries Ltd.     Food & Household Products            20,000            83,179
  Ganesh Benzoplast Ltd.   Chemicals                           159,100           214,908
  Garden Silk Mills Ltd.   Textiles & Apparel                  229,600           207,303
  Grasim Industries Ltd.   Multi-Industry                      170,000         2,600,882
  Great Eastern Shipping
   Co. Ltd.                Transportation                      200,000           265,889
  Hindalco Industries      Metals & Mining                       5,000           127,968
 *Hindustan Petroleum
  Corp. Ltd.               Energy Sources                      286,000         2,374,861
  Indian Petrochemicals
   Corp. Ltd.              Chemicals                           933,000         3,104,251
  Indian Rayon &
   Industries Ltd., GDR    Multi-Industry                       86,000         1,053,500
  Indian Rayon and
   Industries Ltd.         Multi-Industry                       62,000           751,088
  Industrial Credit &
   Investment Corp. of
   India Ltd.              Financial Services                3,380,100         7,641,631
 *Mahanagar Telephone
  Nigam Ltd.               Telecommunications                   50,000           213,280
 *National Aluminium Co.
  Ltd.                     Metals & Mining                      50,000            27,869
  Oriental Bank of
   Commerce                Banking                              74,600           118,800
  Reliance Industries
   Ltd.                    Chemicals                           469,000         2,760,785
 *SCICI Ltd.               Banking                             200,000           211,858
  Videocon International   Appliances & Household
   Ltd.                    Durables                            404,000           861,652
  Wockhardt                Health & Personal Care              118,800           675,672
                                                                          --------------
                                                                              35,737,725
----------------------------------------------------------------------------------------
 Indonesia: 2.4%
  PT Anwar Sierad,fgn.     Food & Household Products         1,515,500           712,514
  PT Aqua Golden
   Mississippi, fgn.       Beverages & Tobacco                 511,225           357,735
  PT Astra International,
   fgn.                    Multi-Industry                      122,100           253,652
  PT Bank Dagang Nasional
   Indonesia, fgn.         Banking                             800,000           656,024

Templeton Developing Markets Trust
Investment Portfolio, December 31, 1995 (cont.)


--------------------------------------------------------------------------------

                                                        SHARES/PRINCIPAL IN
                             INDUSTRY                     LOCAL CURRENCY        VALUE
------------------------------------------------------------------------------------------

 LONG TERM SECURITIES
  (CONT.)
------------------------------------------------------------------------------------------
 Indonesia (cont.)
  PT Bank PDFCI, fgn.        Banking                             623,000    $      395,080
  PT Barito Pacific Timber,
   fgn.                      Forest Products & Paper          15,008,000        10,994,271
  PT BBL Dharmala Finance,
   fgn.                      Financial Services                  953,000         1,000,306
 *PT Bimantara Citra, fgn.   Multi-Industry                    4,629,000         3,846,534
  PT Branta Mulia, fgn.      Automobiles                       1,386,000         1,636,650
  PT Charoen Pokphand
   Indonesia, fgn.           Food & Household Products         2,355,000         4,789,307
  PT Cipendawa Farm
   Enterprises, fgn.         Food & Household Products            65,000            71,069
  PT Dharmala Intiland,
   fgn.                      Real Estate                         821,500           449,103
  PT Duta Anggada Realty,
   fgn.                      Real Estate                         635,500           305,729
  PT Duta Pertiwi
   Nusantura, fgn.           Chemicals                           687,500           210,475
  PT Eratex Djaja, fgn.      Textiles & Apparel                  567,000           198,382
  PT Ficorinvest Bank, fgn.  Banking                             459,000           401,487
  PT Gadjah Tunggal, fgn.    Automobiles                       5,845,500         3,259,572
  PT Gajah Surya Multi
   Finance, fgn.             Financial Services                1,866,200           836,586
  PT Ganda Wangsa Utama,
   fgn.                      Textiles & Apparel                1,022,000           279,357
  PT Hadtex Indosyntec,
   fgn.                      Textiles & Apparel                2,918,000         1,371,900
  PT Hotel Prapatan, fgn.    Leisure & Tourism                 1,185,000         1,036,519
  PT Intan Wijaya Chemical
   Industry, fgn.            Chemicals                         1,490,500           342,232
  PT Inter-Pacific Bank,
   fgn.                      Banking                             738,000           597,113
  PT Jakarta International
   Hotel & Development,
   fgn.                      Real Estate                         899,500         1,101,509
  PT Japfa Comfeed
   Indonesia, fgn.           Food & Household Products         3,839,500         1,889,105
  PT Metrodata Electronic,
   fgn.                      Electrical & Electronics            345,500           217,212
  PT Multibreeder Adirama,
   fgn.                      Food & Household Products           858,750           300,459
  PT Multipolar Corp., fgn.  Electrical & Electronics            346,000           158,889
  PT Polysindo Eka Perkasa,
   fgn.                      Textiles & Apparel               13,398,000         7,617,494
  PT Pudjiadi Prestige
   Ltd., fgn.                Real Estate                         762,500           533,567
 +PT Sarasa Nugraha, fgn.    Textiles & Apparel                2,567,000         1,698,048
  PT Sari Husada, zero,
   6/21/96                   Corporate Bond                  124,560,000**          43,036
 *PT Sinar Mas Multi
  Artha, fgn.                Financial Services                4,496,500         3,883,922
  PT Sumalindo Lestari
   Jaya, fgn.                Forest Products & Paper              10,000             8,091
  PT Summarecon Agung, fgn.  Real Estate                         400,500           236,464
  PT Unggul Indah Corp.,
   fgn.                      Chemicals                         1,410,200         1,295,176
                                                                            --------------
                                                                                52,984,569
------------------------------------------------------------------------------------------
 Israel: 0.5%
 *Agis Industries Ltd.       Health & Personal Care                7,152            50,705
  Bank Hapoalim BM           Banking                             876,348         1,446,432
  Clal Industries Ltd.       Multi-Industry                      347,178         1,862,885
  Discount Investment Corp.  Multi-Industry                       81,732         5,412,688
  Super Sol Ltd.             Merchandising                        18,398           385,851
  The First International
   Bank of Israel            Banking                              16,977         2,054,128
                                                                            --------------
                                                                                11,212,689
------------------------------------------------------------------------------------------
 Italy: 1.8%
  Banco Ambrosiano Veneto
   SPA, di Risp              Banking                           2,138,000         2,748,809
  Istituto Mobiliare
   Italiano SPA              Banking                           1,069,000         6,730,678
 +Italmobiliare SPA          Multi-Industry                      556,710         7,705,084
 +Italmobiliare SPA, di
  Risp, conv.                Multi-Industry                      906,100         7,071,944
 *Italmobiliare SPA, wts.    Multi-Industry                      162,360            79,225
  Mediobanca/Italmobiliare,
   6.00%, conv., 12/31/99    Corporate Bond                2,922,480,000**       1,665,073
  Sirti SPA                  Construction & Housing            2,368,500        13,322,952
 +Teleco Cavi SPA            Telecommunications                    1,000             3,324
 +Teleco Cavi SPA, di Risp   Telecommunications                  557,000         1,157,312
                                                                            --------------
                                                                                40,484,401
------------------------------------------------------------------------------------------
 Korea (South): 1.8%
 *Boram Bank Co. Ltd.        Banking                             360,000         4,710,280
  Central Investment &
   Finance Corp.             Financial Services                  187,994         3,501,790

Templeton Developing Markets Trust
Investment Portfolio, December 31, 1995 (cont.)


--------------------------------------------------------------------------------

                                                      SHARES/PRINCIPAL IN
                           INDUSTRY                     LOCAL CURRENCY        VALUE
----------------------------------------------------------------------------------------

 LONG TERM SECURITIES
  (CONT.)
----------------------------------------------------------------------------------------
 Korea (cont.)
  Choil Aluminium Mfg.
   Co. Ltd.                Metals & Mining                      54,592    $    1,400,426
 *Choil Aluminum
  Manufacturing Co.
  Ltd., new                Metals & Mining                       8,734           218,420
 *Dae Duck Electronics
  Co. Ltd.                 Electrical & Electronics             14,270           568,409
  Daegu Bank Co. Ltd.      Banking                             347,730         5,337,762
 *Daegu Bank Co. Ltd.,
  new                      Banking                              59,068           868,640
  Daehan Synthetic Fiber
   Co. Ltd.                Textiles & Apparel                   16,650         2,049,726
  Hae In Corp. Ltd.        Merchandising                        17,628         1,280,487
  Hankook Cosmetics Co.
   Ltd.                    Health & Personal Care               52,400         1,469,159
  Kyong Nam Bank           Banking                             152,000         1,558,698
  Kyung Dong Boiler Co     Energy Equipment &
   Ltd                     Services                             31,060         1,277,234
 *Kyung Dong Boiler Co.    Energy Equipment &
  Ltd., new                Services                              4,969           199,529
 *Shinsung Industries
  Co. Ltd.                 Electrical & Electronics             40,000         1,309,700
 *Ssangyong Oil Refining   Energy Equipment &
  Co Ltd                   Services                            296,430         8,387,546
 *Tong Yang Investment
  and Finance Co. Ltd.     Financial Services                  208,000         3,700,161
  Yuhwa                    Textiles & Apparel                   23,310         1,194,422
                                                                          --------------
                                                                              39,032,389
----------------------------------------------------------------------------------------
 Malaysia: 2.1%
  Aokam Perdana Bhd.       Multi-Industry                      435,000           702,248
  Federal Flour Mills
   Bhd.                    Food & Household Products         2,221,250         5,203,936
  Malayawata Steel Bhd.    Metals & Mining                   1,626,000         2,650,565
  Malayawata Steel Bhd.,
   fgn.                    Metals & Mining                   1,418,000         2,311,501
  Malaysian International
   Shipping Corp. Bhd.,
   fgn.                    Transportation                    5,291,000        13,854,058
  Oriental Holdings Bhd.   Automobiles                         300,000         1,523,802
  Oriental Holdings Bhd.,
   fgn.                    Automobiles                       1,753,160         8,904,896
  Perlis Plantations Bhd.  Multi-Industry                    1,228,600         3,845,875
  Perlis Plantations
   Bhd., fgn.              Multi-Industry                    1,430,000         4,476,316
  Shangri La Hotels
   (Malaysia) Bhd., fgn.   Leisure & Tourism                   414,000           402,638
  Shangri La Hotels
   (Malaysia) Bhd.         Leisure & Tourism                 2,252,202         2,190,492
                                                                          --------------
                                                                              46,066,327
----------------------------------------------------------------------------------------
 Mexico: 7.5%
                           Building Materials &
  Cemex SA, B              Components                        3,433,750        12,462,087
 *Cifra SA, C              Merchandising                    13,992,824        14,110,716
 *DESC SA, A               Multi-Industry                      500,000         1,647,764
 *DESC SA, B               Multi-Industry                    1,024,108         3,756,611
 *DESC SA, C               Multi-Industry                      188,000           670,123
  Grupo Financiero
   Banamex Accival SA, B   Banking                           7,679,000        12,859,712
  Grupo Financiero
   Banamex Accival SA, L   Banking                           5,876,750         8,729,430
 *Grupo Financiero
  Bancomer SA de CV, B     Banking                          35,846,000         9,989,488
 *Grupo Financiero
  Bancomer SA de CV, L     Banking                          12,716,518         3,296,570
 *Grupo Financiero
  Serfin SA, B             Banking                           8,031,500         4,164,096
  Grupo Industrial Alfa
   SA, A                   Multi-Industry                    1,340,514        17,184,295
  Grupo Industrial Maseca
   SA de CV, B             Food & Household Products           185,093           113,239
  Telmex-Telefonos de
   Mexico SA, L            Telecommunications                  181,000           289,975
  Telmex-Telefonos de
   Mexico SA, L, ADR       Telecommunications                2,189,300        69,783,938
  Vitro SA                 Food & Household Products         3,078,387         4,788,159
                                                                          --------------
                                                                             163,846,203
----------------------------------------------------------------------------------------
 Pakistan: 0.7%
 *Bank of Punjab           Banking                           2,126,620         1,584,906
                           Building Materials &
 *DG Khan Cement Co.       Components                        1,952,500         1,711,928
 *DG Khan Cement Co.,      Building Materials &
  rts.                     Components                          585,750           205,431
  Engro Chemical           Chemicals                           510,000         2,109,113
                           Energy Equipment &
  Exide Pakistan Ltd.      Services                             18,400            20,435
  Fauji Fertilizer Co.
   Ltd.                    Chemicals                         1,437,800         2,153,603
  Khadim Ali Sham Bukhari
   & Co. Ltd.              Financial Services                  223,310           166,426

Templeton Developing Markets Trust
Investment Portfolio, December 31, 1995 (cont.)


--------------------------------------------------------------------------------

                                                      SHARES/PRINCIPAL IN
                           INDUSTRY                     LOCAL CURRENCY        VALUE
----------------------------------------------------------------------------------------

 LONG TERM SECURITIES
  (CONT.)
----------------------------------------------------------------------------------------
 Pakistan (cont.)
 *Kohinoor Industries
  Ltd.                     Textiles & Apparel                  358,720    $      110,082
  National Development
   Leasing Corp.           Financial Services                  918,853           449,815
                           Appliances & Household
 *Pakistan Electron Ltd.   Durables                            337,406           355,000
 *Pakistan Telecom Corp.
  PTC                      Telecommunications                    7,000           609,000
 *Pakistan Telecom Corp.
  PTC                      Telecommunications                6,776,000         6,030,232
 +*Trust Modaraba          Financial Services                2,427,000           478,792
 *Union Bank Ltd.          Banking                             830,025           523,984
                                                                          --------------
                                                                              16,508,747
----------------------------------------------------------------------------------------
 Philippines: 3.4%
 *A Soriano Corp.          Multi-Industry                   19,372,567         1,957,198
 *Belle Corp.              Real Estate                      70,000,000         9,607,320
 *Keppel Philippine
  Holdings Inc., B         Machinery & Engineering             568,875           238,567
 *Philex Minning Corp.,
  B                        Metals & Mining                  16,921,095         1,935,314
  Philippine Commercial
   International Bank
   Inc.                    Banking                             157,840         1,456,244
  Philippine Long
   Distance Telephone
   Co., ADR                Telecommunications                  650,575        35,212,372
 *Philippine National
  Bank                     Banking                           1,541,336        17,041,077
  RFM Corp.                Food & Household Products        26,760,250         5,713,206
  Sime Darby Pilipinas
   Inc.                    Industrial Components               659,658           502,980
                                                                          --------------
                                                                              73,664,278
----------------------------------------------------------------------------------------
 Poland: 0.5%
  Bank Przemyslowo-
   Handlowy SA             Banking                              67,470         1,956,644
  Bank Rozwoju Eksportu
   SA                      Banking                              45,000           684,445
  Bank Slaski SA W
   Katowicach              Banking                              21,700         1,263,010
  Elektrim Towarzystwo
   Handlowe SA             Utilities Electrical & Gas        1,150,316         3,895,818
 *Polifarb Ceiszyu SA      Chemicals                            54,300           205,924
 *Raciborska Fabryka       Energy Equipment &
  Kotlow SA                Services                             25,000           199,757
 *Warta SA                 Insurance                            74,000         1,170,554
  Wielkopolski Bank
   Kredytowy SA            Banking                             843,903         1,745,652
                                                                          --------------
                                                                              11,121,804
----------------------------------------------------------------------------------------
 Portugal: 5.3%
  Banco Chemical
   (Portugal)              Banking                             218,015         2,417,938
  Banco Comercial
   Portugues SA            Banking                           1,864,552        25,350,682
  Banco Comercial
   Portugues, 8.75%,
   conv., 5/21/02          Corporate Bond                    8,780,000**      11,889,373
  Banco Espirito Santo e
   Comercial de Lisboa     Banking                           1,499,045        22,654,684
 *Banco Fomento Exterior   Banking                              92,300           854,087
  Banco Portugues de
   Investimento SA         Banking                           1,093,480        13,069,890
 *Banco Portugues de
  Investimento SA, new     Banking                             600,014         6,770,828
  Banco Totta & Acores SA  Banking                             836,990        13,834,730
 *Banco Totta & Acores
  SA, new                  Banking                              76,090         1,156,029
 *Cel-Cat Fabrica
  Nacional de
  Conductores Electricos   Electronic Components &
  SA                       Instruments                          64,581         1,008,357
 +Compta-Equipamentos e
  Servicos de
  Informatica SA           Business & Public Services          150,000         1,528,311
  Espirito Santo
   Financial Holding SA,
   ADR                     Banking                             863,200        10,250,500
 *Portucel Industrial
  Empresa Product de
  Celulose SA              Forest Products & Paper             571,000         3,376,215
 *Sociedade Portuguesa
  de Celulose SA           Forest Products & Paper              97,940         2,027,834
                                                                          --------------
                                                                             116,189,458
----------------------------------------------------------------------------------------
 Singapore: 1.3%
  Acma Ltd.                Electrical & Electronics            730,400         2,426,921
  Chemical Industries
   (Far East) Ltd.         Chemicals                           660,000         1,465,111
  First Capital Corp.
   Ltd., fgn.              Real Estate                         154,000           426,780
  G.P. Batteries
   International Ltd.      Electrical & Electronics             37,000            89,170
 *GP Batteries
  International Ltd.,
  wts.                     Electrical & Electronics              9,250             6,290
  Hai Sun Hup Group Ltd.   Transportation                    1,534,000         1,030,258
  Hinds Hotels
   International Ltd.      Leisure & Tourism                   784,000           931,156

Templeton Developing Markets Trust
Investment Portfolio, December 31, 1995 (cont.)


--------------------------------------------------------------------------------

                                                      SHARES/PRINCIPAL IN
                           INDUSTRY                     LOCAL CURRENCY        VALUE
----------------------------------------------------------------------------------------

 LONG TERM SECURITIES
  (CONT.)
----------------------------------------------------------------------------------------
 Singapore (cont.)
  Hour Glass Ltd.          Merchandising                       913,000    $      832,641
                           Wholesale & International
  Inchcape Bhd., fgn.      Trade                             1,137,000         3,649,332
  Isetan (Singapore)
   Ltd., fgn.              Merchandising                       370,000           721,951
  Jaya Holdings Ltd.       Transportation                    2,741,000         3,042,326
  Jaya Holdings Ltd.,
   3.00%, conv. ln. stk.,
   8/31/98                 Transportation                      508,800**         827,317
 *Jaya Holdings Ltd.,
  wts., expires 8/31/98    Transportation                       89,071            64,859
 *Jaya Holdings Ltd.,
  wts., expires 10/09/99   Transportation                      164,760           117,062
  Natsteel Ltd., fgn.      Metals & Mining                   1,360,000         2,788,264
 *Osprey Maritime Ltd.     Transportation                      399,000           837,900
  Prima Ltd.               Food & Household Products           975,000         3,722,163
 *Resources Development    Building Materials &
  Corp. Ltd.               Components                          186,000           670,626
  Singapore Bus Service
   (1978) Ltd., fgn.       Transportation                      328,200         2,343,457
  TIBS Holdings Ltd.       Transportation                      788,800         1,929,479
 *TIBS Holdings Ltd.,
  wts.                     Transportation                      236,640           197,409
  WBL Corp. Ltd.           Multi-Industry                       22,000            51,014
                                                                          --------------
                                                                              28,171,486
----------------------------------------------------------------------------------------
 South Africa: 1.4%
  BTR Dunlop Ltd.          Industrial Components               192,100           368,866
  Del Monte Royal Foods
   Ltd                     Food & Household Products         1,768,650         2,450,057
  Engen Ltd.               Energy Sources                    1,560,102        11,768,703
  First National Bank
   Holdings Ltd.           Banking                             797,200         7,325,799
  Kersaf Investments Ltd.  Leisure & Tourism                    80,600         1,005,980
  Nedcor Ltd.              Banking                             173,196         2,993,101
  Palabora Mining Co.
   Ltd.                    Metals & Mining                       2,000            30,723
  Rembrandt Group Ltd.     Multi-Industry                      413,900         3,973,803
  Sun International
   (South Africa) Ltd.     Leisure & Tourism                   358,500           590,043
                                                                          --------------
                                                                              30,507,075
----------------------------------------------------------------------------------------
 Spain: 4.9%
  Banco Bilbao Vizcaya     Banking                           1,341,200        48,318,582
  Bankinter SA             Banking                             382,750        37,233,718
  Endesa-Empresa Nacional
   de Electricidad SA      Utilities Electrical & Gas          245,500        13,904,246
  Telefonica de Espana SA  Telecommunications                   35,000           484,749
  Union Electrica-Fenosa,
   SA                      Utilities Electrical & Gas        1,224,267         7,367,806
                                                                          --------------
                                                                             107,309,101
----------------------------------------------------------------------------------------
 Sri Lanka: 0.1%
  Aitken Spence & Co.
   Ltd.                    Multi-Industry                      150,000           518,964
  Associated Motorways
   Ltd.                    Automobiles                         281,088           228,823
  Ceylon Holiday Resorts
   Ltd.                    Leisure & Tourism                   144,600            98,986
 *Colombo Dock Yard Ltd.   Transportation                       40,000             8,326
                           Building Materials &
 *Lanka Ceramic Ltd.       Components                          309,100           231,611
  Lanka Orix Leasing Co.
   Ltd.                    Financial Services                      819             2,273
 *National Development
  Bank of Sri Lanka        Banking                             140,000           569,843
  United Motor Lanka Ltd.  Automobiles                         284,840           139,653
                                                                          --------------
                                                                               1,798,479
----------------------------------------------------------------------------------------
 Thailand: 1.1%
  American Standard
   Sanitaryware Thailand   Building Materials &
   Public Co. Ltd.         Components                          246,800         4,219,114
  Asia Fibre Public Co.
   Ltd., fgn.              Textiles & Apparel                  943,500           505,647
  Ayudhya Insurance
   Public Co. Ltd., fgn.   Insurance                           239,000         1,556,014
  Bangkok Bank Public Co.
   Ltd.                    Banking                             130,000         1,114,728
  Bangkok Land Co. Ltd.    Real Estate                         269,000           357,741
  Bangkok Land Co. Ltd.,
   fgn.                    Real Estate                       1,002,500         1,532,205
  Bank of Ayudhya Ltd.,
   fgn.                    Banking                             118,300           662,179
  Chareon Pokphand
   Feedmill Public Co.
   Ltd., fgn.              Food & Household Products           338,500         1,652,858

Templeton Developing Markets Trust
Investment Portfolio, December 31, 1995 (cont.)


--------------------------------------------------------------------------------

                                                      SHARES/PRINCIPAL IN
                           INDUSTRY                     LOCAL CURRENCY        VALUE
----------------------------------------------------------------------------------------

 LONG TERM SECURITIES
  (CONT.)
----------------------------------------------------------------------------------------
 Thailand (cont.)
  Charoen Pokphand
   Feedmill Public Co.
   Ltd.                    Food & Household Products           330,000    $    1,545,852
  Hua Thai Manufacturing
   Public Co. Ltd.         Textiles & Apparel                   35,000           107,334
  Karat Sanitaryware       Building Materials &
   Public Co. Ltd., fgn.   Components                          246,900           999,754
  Kian Gwan (Thailand)
   Public Co. Ltd., fgn.   Real Estate                          96,000           258,198
 *Padaeng Industry
  Public Co. Ltd., fgn.    Metals & Mining                     357,110           262,268
 *Royal Ceramic Industry   Building Materials &
  Public Co. Ltd., fgn.    Components                           53,200            83,422
  Saha Pathanapibul Co
   Ltd., fgn.              Food & Household Products           284,400           558,865
  Saha Union Public Co.
   Ltd.                    Multi-Industry                      456,000           511,393
  Saha Union Public Co.
   Ltd., fgn.              Multi-Industry                    2,183,080         2,469,940
  Sanyo Universal
   Electric Public Co      Appliances & Household
   Ltd., fgn.              Durables                            587,800         2,473,474
  Textile Prestige Corp.
   Ltd., fgn.              Textiles & Apparel                   66,000           126,419
  Thai Asahi Glass Public  Building Materials &
   Co. Ltd.                Components                           72,700           148,633
  Thai Rayon Public Co.
   Ltd.                    Textiles & Apparel                   43,700           381,659
  Thai Rayon Public Co.
   Ltd., fgn.              Textiles & Apparel                   11,000            97,707
  Thai Wacoal Public Co.
   Ltd.                    Textiles & Apparel                   94,000           507,503
  Thai Wacoal Public Co.
   Ltd., fgn.              Textiles & Apparel                   99,000           743,777
  Thai Wah Public Co.
   Ltd., fgn.              Multi-Industry                      208,900           257,082
  United Motor Works
   (Siam) Public Co. Ltd.  Machinery & Engineering              30,400           148,440
  United Standard
   Terminal Public Co.     Wholesale & International
   Ltd., fgn.              Trade                               155,600           299,587
                                                                          --------------
                                                                              23,581,793
----------------------------------------------------------------------------------------
 Turkey: 4.5%
  Akbank                   Banking                         113,668,666        21,464,526
                           Building Materials &
  Akcimento                Components                        7,149,000         2,699,951
  Aksigorta AS             Insurance                        25,334,000         1,975,969
  Alarko Sanayii ve        Appliances & Household
   Ticaret SA              Durables                          1,920,000           535,961
 *Alcatel Teletas
  Endustri Tic AS          Telecommunications                4,152,000         1,141,970
  Anadolu Anonim Turk
   Sigorta Sirketi         Insurance                         8,682,000           345,712
                           Appliances & Household
  Arcelik AS               Durables                        110,133,198         8,861,292
  Bagfas                   Chemicals                         9,437,000         2,905,480
                           Appliances & Household
  Bekoteknik AS            Durables                         31,364,375         2,111,559
  Borusan AS               Industrial Components             4,089,000           822,500
 *Celik Halat ve Sanayii   Building Materials &
  ve Ticaret AS            Components                       10,489,022           688,934
  Cimentas Izmir Cimento   Building Materials &
   Fabrikasi Turk AS       Components                        4,925,250         2,911,478
  Cimsa Cimento Sanayi ve  Building Materials &
   Ticaret AS              Components                        6,263,000         2,725,279
  Compagnie Financiere
   Ottomane SA             Banking                              52,500         1,915,999
 *Erciyas Biracilik        Food & Household Products        20,000,000         9,359,606
  Eregli Demir ve Celik
   Fabrikalari AS          Metals & Mining                  96,552,750         7,927,155
  Finans Bank AS, br.      Banking                          46,638,831         1,857,129
 *Goodyear Lastikleri
  TAS,                     Industrial Components                37,000             9,721
  Izocam Ticaret ve        Building Materials &
   Sanayii AS, br.         Components                        4,819,826           443,202
  Kartonsan                Forest Products & Paper          22,483,000         5,906,864
  Koc Holding AS           Multi-Industry                    8,331,000         1,190,143
 *Koc Yatirim ve Sanayii
  Mamullesi Pazarlanca
  AS                       Multi-Industry                   20,621,054         4,401,867
  Marshall Boya ve Vernik
   Sanayii AS              Industrial Components            12,544,392         1,215,302
  Netas Northern Electric
   Telekomunic Asyon AS    Electrical & Electronics          6,895,000         1,953,017
 *Otosan Otomobil
  Sanayii AS               Automobiles                      10,524,000         1,728,079
 *Tat Konserve Sanayii
  AS                       Food & Household Products         1,629,869         1,030,377
  Tekstil Bankasi AS, br.  Banking                             107,363             3,482
  Tofas Turk Otomobil
   Fabrikasi AS            Automobiles                      23,916,800         2,317,063
                           Building Materials &
  Trakya Cam Sanayii AS    Components                       10,572,030         1,076,299
                           Appliances & Household
  Turk Demir Dokum, br.    Durables                          9,893,322           974,712
  Turkiye Garanti Bankasi
   AS                      Banking                          65,254,175         5,464,635
  Vakif Finansal Kiralama
   AS                      Financial Services               13,460,077           331,529
                                                                          --------------
                                                                              98,296,792
----------------------------------------------------------------------------------------

Templeton Developing Markets Trust
Investment Portfolio, December 31, 1995 (cont.)


--------------------------------------------------------------------------------

                                                      SHARES/PRINCIPAL IN
                           INDUSTRY                     LOCAL CURRENCY        VALUE
----------------------------------------------------------------------------------------

 LONG TERM SECURITIES
  (CONT.)
----------------------------------------------------------------------------------------
 Venezuela: 0.9%
  Banco Provincial SAICA   Banking                              68,035    $       74,147
  Banco Venezolano de
   Credito                 Banking                              18,648           384,495
                           Building Materials &
  Ceramica Carabobo CA, A  Components                          286,800           249,039
  Ceramica Carabobo CA,    Building Materials &
   A, ADR                  Components                          130,000           135,980
                           Building Materials &
  Ceramica Carabobo CA, B  Components                        1,924,658         1,502,310
                           Building Materials &
  Consolidada Carabobo, A  Components                        5,684,664           255,349
                           Building Materials &
  Consolidada Carabobo, B  Components                       25,280,208         1,061,099
  Electricidad de Caracas  Utilities Electrical & Gas       10,186,033         6,960,706
  Fabrica Nacional de      Building Materials &
   Cementos CA             Components                        1,221,000            88,113
  H.L. Boulton & Co. SA    Multi-Industry                   12,912,748           304,277
  Industrias Ventane       Utilities Electrical & Gas        3,960,414           828,246
  Inmuebles y Valores      Building Materials &
   Caracas CA              Components                        1,015,000           837,113
 *Manufacturera de         Appliances & Household
  Aparatos Domesticos SA   Durables                            545,225           425,540
  Mavesa SA, ADR           Food & Household Products           976,683         3,624,803
  Siderurgica Venezolana
   Sivensa Saica Svs       Metals & Mining                     150,000            48,159
  Siderurgica Venezolana
   Sivensa Saica SVS, ADR  Metals & Mining                     640,750         1,028,597
 +Vencemos de Cementos     Building Materials &
  SA                       Components                        1,821,144         2,236,869
 +Venezolana de            Building Materials &
  Cementos-Vencemos, #2    Components                          832,000           894,492
                                                                          --------------
                                                                              20,939,334
                                                                          --------------
 TOTAL LONG TERM
  SECURITIES (cost
  $1,841,636,298)                                                          1,825,134,510
----------------------------------------------------------------------------------------
 SHORT TERM OBLIGATIONS:
  16.5% (cost
  $362,141,656)
----------------------------------------------------------------------------------------
 U.S. Treasury Bills,
  4.65% to 5.40% with
  maturities to 2/08/96                                    363,196,000**     362,363,748
----------------------------------------------------------------------------------------
 TOTAL INVESTMENTS: 99.9%
  (cost $2,203,777,954 )                                                   2,187,498,258
 OTHER ASSETS, LESS
  LIABILITIES: 0.1%                                                            1,177,799
                                                                          --------------
 TOTAL NET ASSETS: 100.0%                                                 $2,188,676,057
                                                                          ==============

* NON-INCOME PRODUCING.
** PRINCIPAL AMOUNT IN CURRENCY OF COUNTRIES INDICATED.
+ SEE NOTE 5.



                       SEE NOTES TO FINANCIAL STATEMENTS.

Templeton Developing Markets Trust
Financial Statements


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995

Assets:
 Investments in securities, at value (identified cost
  $2,203,777,954)                                        $2,187,498,258
 Cash                                                         2,194,680
 Receivables:
 Investment securities sold                                   1,687,620
 Fund shares sold                                            16,250,703
 Dividends and interest                                       4,464,911
                                                         --------------
  Total assets                                            2,212,096,172
                                                         --------------
Liabilities:
 Payables:
 Investment securities purchased                              9,431,741
 Fund shares redeemed                                         8,255,594
 Accrued expenses                                             5,732,780
                                                         --------------
  Total liabilities                                          23,420,115
                                                         --------------
Net assets, at value                                     $2,188,676,057
                                                         ==============
Net assets consist of:
 Undistributed net investment income                     $    2,196,486
 Net unrealized depreciation                                (16,897,872)
 Accumulated net realized gain                                6,537,420
 Net capital paid in on shares of beneficial interest     2,196,840,023
                                                         --------------
Net assets, at value                                     $2,188,676,057
                                                         ==============
Class I
Net asset value per share ($2,147,664,368 / 165,080,709
 shares outstanding)                                     $        13.01
                                                         ==============
Maximum offering price ($13.01 / 94.25%)                 $        13.80
                                                         ==============
Class II
Net asset value per share ($41,011,689 / 3,167,973
 shares outstanding)                                     $        12.95
                                                         ==============
Maximum offering price ($12.95 / 99.0%)                  $        13.08
                                                         ==============



                       SEE NOTES TO FINANCIAL STATEMENTS.

Templeton Developing Markets Trust
Financial Statements (cont.)


--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
for the year ended December 31, 1995

Investment income: (net of $3,574,849 foreign
 taxes withheld)
 Dividends                                     $ 47,626,262
 Interest                                        31,467,990
                                               ------------
 Total income                                                $ 79,094,252
Expenses:
 Management fees (Note 3)                        26,314,151
 Administrative fees (Note 3)                     2,153,848
 Distribution fees (Note 3)
 Class I                                          7,316,486
 Class II                                           125,940
 Transfer agent fees (Note 3)                     3,820,000
 Custodian fees                                   2,562,000
 Reports to shareholders                          1,620,000
 Audit fees                                          65,000
 Legal fees (Note 3)                                 15,000
 Registration and filing fees                       230,000
 Trustees' fees and expenses                         89,000
 Other                                               49,592
                                               ------------
 Total expenses                                                44,361,017
                                                             ------------
  Net investment income                                        34,733,235
Realized and unrealized gain (loss):
 Net realized gain (loss) on:
 Investments                                     39,691,675
 Foreign currency transactions                   (2,872,173)
                                               ------------
                                                 36,819,502
 Net unrealized depreciation on:
 Investments                                    (66,825,433)
 Foreign currency translation of other assets
  and liabilities                                  (618,176)
                                               ------------
                                                (67,443,609)
                                               ------------
 Net realized and unrealized loss                             (30,624,107)
                                                             ------------
Net increase in net assets resulting from
 operations                                                  $  4,109,128
                                                             ============



                       SEE NOTES TO FINANCIAL STATEMENTS.

Templeton Developing Markets Trust
Financial Statements (cont.)


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
for the years ended December 31, 1995 and 1994

                                                   1995            1994
                                              --------------  --------------
Increase (decrease) in net assets:
 Operations:
 Net investment income                        $   34,733,235  $   20,199,930
 Net realized gain on investment and foreign
  currency transactions                           36,819,502      56,154,084
 Net unrealized depreciation                     (67,443,609)   (253,449,533)
                                              --------------  --------------
  Net increase (decrease) in net assets
   resulting from operations                       4,109,128    (177,095,519)
 Distributions to shareholders:
 From net investment income
  Class I                                        (32,067,523)    (17,351,463)
  Class II                                          (535,755)            --
 From net realized gain
  Class I                                        (38,696,973)    (59,144,627)
  Class II                                          (521,839)            --
 Capital share transactions (Note 2)
  Class I                                        204,236,626     866,353,985
  Class II                                        42,998,205             --
                                              --------------  --------------
  Net increase in net assets                     179,521,869     612,762,376
Net assets:
 Beginning of year                             2,009,154,188   1,396,391,812
                                              --------------  --------------
 End of year                                  $2,188,676,057  $2,009,154,188
                                              ==============  ==============



                       SEE NOTES TO FINANCIAL STATEMENTS.

Templeton Developing Markets Trust
Notes to Financial Statements

--------------------------------------------------------------------------------
1. SUMMARY OF ACCOUNTING POLICIES

Templeton Developing Markets Trust (the Fund) is a Massachusetts business trust and an open-end, diversified management investment company registered under the Investment Company Act of 1940.

A. Securities Valuations:

Securities listed or traded on a recognized national or foreign exchange or NASDAQ are valued at the last reported sales prices on the principal exchange on which the securities are traded. Over-the-counter securities for which no sale is reported are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.

B. Foreign Currency Transactions:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign curren-cies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Fund purchases or sells foreign securities it customar-ily enters into a foreign exchange contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of for-eign currencies, currency gains or losses realized between the trade and set-tlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

The Brazilian government has exercised and may continue to exercise substantial influence over the exchange of Brazilian currency. Under current Brazilian law, whenever there occurs a serious imbalance, Brazil's National Monetary Council may, for a limited period, impose restrictions on foreign capital remittances abroad. Exchange control regulations may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors.

C. Income Taxes:

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no provision has been made for income taxes.

D. Security Transactions, Investment Income, Distributions and Expenses:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income on foreign securi-ties is recorded as soon as information is available to the Fund. Interest in-come and estimated expenses are accrued daily. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Templeton Developing Markets Trust
Notes to Financial Statements (cont.)

--------------------------------------------------------------------------------

2. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Effective May 1, 1995, the Fund offered two classes of shares: Class I shares and Class II shares. Shares of each class are identical except for their ini-tial sales load, a contingent deferred sales charge on Class II shares, distri-bution fees, and voting rights on matters affecting a single class. All Fund shares outstanding before May 1, 1995 were designated as Class I shares. At De-cember 31, 1995, there were an unlimited number of shares of beneficial inter-est authorized for each class of shares ($0.01 par value). Transactions in the Fund's shares were as follows:

                                               CLASS I
                         -------------------------------------------------------
                                YEAR ENDED                   YEAR ENDED
                             DECEMBER 31, 1995           DECEMBER 31, 1994
                         --------------------------  ---------------------------
                           SHARES        AMOUNT        SHARES         AMOUNT
                         -----------  -------------  -----------  --------------
       Shares sold        48,470,874  $ 646,712,609   84,733,238  $1,257,587,619
       Shares issued on
        reinvestment of
        distributions      4,711,716     59,816,280    4,603,992      63,556,714
       Shares redeemed   (37,809,132)  (502,292,263) (31,092,171)   (454,790,348)
                         -----------  -------------  -----------  --------------
       Net increase       15,373,458  $ 204,236,626   58,245,059  $  866,353,985
                         ===========  =============  ===========  ==============

                               CLASS II
                         ----------------------
                            FOR THE PERIOD
                          MAY 1, 1995 THROUGH
                           DECEMBER 31, 1995
                         ----------------------
                          SHARES      AMOUNT
                         ---------  -----------
       Shares sold       3,421,478  $46,480,813
       Shares issued on
        reinvestment of
        distributions       66,344      839,919
       Shares redeemed    (319,849)  (4,322,527)
                         ---------  -----------
       Net increase      3,167,973  $42,998,205
                         =========  ===========

3. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also directors or officers of Templeton Asset Management Ltd. (TAML), Templeton Global Investors, Inc. (TGII), Franklin Tem-pleton Distributors, Inc. (FTD) and Franklin Templeton Investor Services, Inc.
(FTIS), the Fund's investment manager, administrative manager, principal under-writer, and transfer agent, respectively.

The Fund pays monthly an investment management fee to TAML equal, on an annual basis, to 1.25% of the average daily net assets of the Fund. The Fund pays TGII monthly an administrative fee of 0.15% per annum on the first $200 million of the Fund's aggregate average daily net assets, 0.135% of the next $500 million, 0.10% of the next $500 million, and 0.075% per annum of such average net assets in excess of $1.2 billion. For the year ended December 31, 1995, FTD received net commissions of $2,087,056 from the sale of the Fund's shares and FTIS re-ceived fees of $3,820,000.

Under the distribution plans for Class I and Class II shares, the Fund reim-burses FTD quarterly for FTD's costs and expenses in connection with activities that are primarily intended to result in a sale of Fund shares, subject to a maximum of 0.35% and 1.00% per annum of the average daily net assets of Class I and Class II shares, respectively. Under the Class I distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At December 31, 1995, unreimbursed expenses amounted to $195,657. Class II shares redeemed within 18 months are subject to a contingent deferred sales charge. Contingent deferred sales charges of $17,978 were paid to FTD for the year ended December 31, 1995.

An officer of the Fund is a partner of Dechert Price & Rhoads, legal counsel for the Fund, which firm received fees of $15,000 for the year ended December 31, 1995.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1995 aggregated $716,414,495 and $151,421,789, respec-tively. The cost of securities for federal income tax purposes is the same as that shown in the investment portfolio. Realized gains and losses are reported on an identified cost basis.

At December 31, 1995, the aggregate gross unrealized appreciation and deprecia-tion of portfolio securities, based on cost for federal income tax purposes, was as follows:

         Unrealized appreciation      $ 259,141,743
         Unrealized depreciation       (275,421,439)
                                      -------------
         Net unrealized depreciation  $ (16,279,696)
                                      =============

5. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as invest-ments in portfolio companies in which the Fund owns 5% or more of the outstand-ing voting securities. Investments in "affiliated companies" at December 31, 1995 amounted to $25,992,899. For the year ended December 31, 1995, dividends and interest income from "affiliated companies" was $630,865 and net realized gains from disposition of "affiliated companies" were $202,497.

Templeton Developing Markets Trust
Independent Auditor's Report

-------------------------------------------------------------------------------
The Board of Trustees and Shareholders
Templeton Developing Markets Trust

We have audited the accompanying statement of assets and liabilities, includ-ing the investment portfolio, of Templeton Developing Markets Trust as of De-cember 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the accompanying financial statements. These financial statements and finan-cial highlights are the responsibility of the Fund's management. Our responsi-bility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of De-cember 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant esti-mates made by management, as well as evaluating the overall financial state-ment presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tem-pleton Developing Markets Trust as of December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting princi-ples.

                                    /s/McGladrey + Pullen, LLP

New York, New York
January 31, 1996

                                     NOTES
                                     -----

The Franklin Templeton Group

Literature Request - Call today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.

Templeton Funds
Americas Government
Securities Fund
Developing Markets Trust
Foreign Fund
Global Infrastructure Fund
Global Opportunities Trust
Global Rising Dividends Fund
Growth Fund
Income Fund
Real Estate
Securities Fund
Smaller Companies
Growth Fund
World Fund
Franklin Funds Seeking
Tax-Free Income
Federal Tax-Free
Income Fund
Federal Intermediate-Term
Tax-Free Income Fund
High Yield Tax-Free
Income Fund
Insured Tax-Free
Income Fund***
Puerto Rico Tax-Free
Income Fund
Franklin State-Specific
Funds Seeking Tax-Free Income
Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan***
Minnesota***
Missouri
New Jersey
New York*
North Carolina
Ohio***
Oregon
Pennsylvania
Tennessee
Texas
Virginia
Washington**
Franklin Funds
Seeking Capital Growth
California Growth Fund
DynaTech Fund
Equity Fund
Global Health
Care Fund
Gold Fund
Growth Fund
International
Equity Fund
Japan Fund
Pacific Growth Fund
Real Estate Securities Fund
Small Cap Growth Fund
Franklin Funds Seeking Growth and Income
Balance Sheet
Investment Fund
Convertible Securities Fund
Equity Income Fund
Global Utilities Fund
Income Fund
Premier Return Fund
Rising DividendsFund
Strategic Income Fund
Utilities Fund
Franklin Funds Seeking
High Current Income
AGE High Income Fund
Global Government
Income Fund
Investment Grade
Income Fund
U.S. Government
Securities Fund
Franklin Funds Seeking
High Current Income and Stability of Principal
Adjustable Rate
Securities Fund
Adjustable U.S. Government Securities Fund
Short-Intermediate U.S. Government
Securities Fund
Franklin Funds for
Non-U.S. Investors
Tax-Advantaged High Yield Securities Fund
Tax-Advantaged International Bond Fund
Tax-Advantaged U.S. Government Securities Fund
Franklin Templeton Global Currency Funds
German Government
Bond Fund
Global Currency Fund
High Income Currency Fund
Hard Currency Fund
Franklin Money
Market Funds
Money Fund
Federal Money Fund
Tax-Exempt Money
Fund
California Tax-Exempt
Money Fund
New York Tax-Exempt
Money Fund
IFT U.S. Treasury Money
Market Portfolio
Franklin Fund for Corporations
Corporate Qualified
Dividend Fund
Franklin Tax-Deferred
Annuity
Franklin Valuemark
Franklin Templeton
Valuemark Income Plus
(an immediate annuity)

Fund Information: 1-800/292-9293
Account Services: 1-800/393-3001

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and a high yield portfolio (CA).

**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

***Portfolio of insured municipal securities.

Templeton Developing
Markets Trust

Principal Underwriter:

Franklin Templeton
Distributors, Inc.
700 Central Avenue
St. Petersburg,
Florida 33701-3628

Account Services
1-800-393-3001

Fund Information
1-800-292-9293

This report must be preceded or accompanied by the prospectus of Templeton Developing Markets Trust. Like any investment in securities, the value of the fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the investment manager which will not always be profitable or wise. The fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the fund.

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